Annual Total Returns- JPMorgan Diversified Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan Diversified Fund - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.70%)	15.81%	17.75%	6.86%	(1.10%)	5.99%	17.60%	(8.04%)	20.63%	16.97%